Selling, General And Administrative Expenses - Disclosure of detailed information about Selling, general and administrative expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling, General And Administrative Expenses
Selling and marketing	$ 5,259	$ 6,219
General and administrative:
Consulting fees and payroll	1,946	2,730
Share-based payment expense	983	789
Depreciation	218	218
Office and administration	878	608
Professional fees	2,588	1,032
Promotion and investor relations	428	322
Director fees	278	258
Transfer agent and regulatory fees	461	452
Travel	114	430
Selling, general and administrative expense	$ 13,153	$ 13,058